Employee Benefits - Significant Actuarial Assumptions Used to Determine Present Value (Details)	Mar. 31, 2023	Mar. 31, 2022
Japan
Disclosure of defined benefit plans [line items]
Discount rate	1.30%	0.80%
Future salary increases	0.00%	2.50%
Foreign
Disclosure of defined benefit plans [line items]
Discount rate	3.40%	2.10%
Future salary increases	3.00%	2.80%